Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 4 – COMMITMENTS AND CONTINGENCIES

Litigation

The company is currently involved in the following legal proceedings.

In September 2014, we initiated litigation against Shadron Stastney, the Company’s previous CEO, in the U.S. District Court in the Eastern District of Michigan as a result of a dispute related to his separation agreement. Mr. Stastney alleged damages related to the non-registration of shares that he was granted as part of his separation agreement signed in September 2013. Under the terms of the contract we are not obligated to register the shares and we deny any obligation to do so. We have requested declarative relief from the court and also requested an injunction from the court preventing Mr. Stastney from continuing to pursue his claims. Mr. Stastney has filed a counterclaim requesting damages of $450,000 related to the nonregistration of his shares. The parties are currently in the discovery process.

In March 2015, we initiated litigation against LDM Group, LLC and PDR Network, LLC in the U.S. District Court in the Eastern District of Missouri related to the breach by LDM, and PDR as successor, of the settlement agreement signed February 28, 2014 related to previous litigation with LDM. LDM has failed to live up to its obligations under the settlement agreement including, but not limited to, not allowing us to distribute our eCoupon programs in the LDM network, not allowing us to distribute the LDM patient education programs, and not providing other information required under the settlement agreement. We are seeking enforcement of the settlement agreement and we are seeking damages in an amount at least equal to the amounts paid to date to LDM under the settlement agreement, which approximates $1.0 million, as well as damages for lost income and business value as a result of LDM’s breach of the agreement.

In March 2015, we also initiated litigation against PDR Network, LLC in the U.S. District Court in the District of New Jersey as a result of PDR’s breach of the Master Services Agreement between the parties requiring PDR to exclusively use our eCoupon solution. We assert that PDR’s acquisition of LDM and the use of the LDM network to distribute coupons by PDR violates the agreement between the parties and we are seeking damages in an amount at least equal the amounts paid to date by us to LDM under the settlement agreement, which approximates $1.0 million, as well as damages for lost income and business value as a result of PDR’s actions.

In May 2015, we filed an amended complaint in the Missouri case to consolidate the two cases and withdrew the case against PDR Networks in the U.S. District Court in the District of New Jersey, without prejudice.

In July, 2015, the U.S. District Court for the Eastern District of Missouri dismissed the case, citing lack of Federal jurisdiction in the matter. We are in the process of refiling the consolidated case against PDR Network and LDM group in State court in Missouri.

NOTE 16 – CONTINGENT LIABILITIES

Legal

The company is currently involved in the following legal proceedings.

In September 2014, we initial litigation against Shadron Stastney, the Company’s previous CEO, in the U.S. District Court in the Eastern District of Michigan as a result of a dispute related to his separation agreement. Mr. Stastney alleged damages related to the non-registration of shares that he was granted as part of his separation agreement signed in September 2013. Under the terms of the contract we are not obligated to register the shares and we deny any obligation to do so. We have requested declarative relief from the court and also requested an injunction from the court preventing Mr. Stastney from continuing to pursue his claims. Mr. Stastney has filed a counterclaim requesting damages of $450,000 related to the nonregistration of his shares.

In March 2015, we initiated litigation against LDM Group, LLC and PDR Network, LLC in the United States District Court in the Eastern District of Missouri related to the breach by LDM, and PDR as successor, of the settlement agreement signed February 28, 2014 related to previous litigation with LDM. LDM has failed to live up to its obligations under the settlement agreement including, but not limited to, not allowing the Company to distribute its eCoupon programs in the LDM network, not allowing the Company to distribute the LDM patient education programs, and not providing other information required under the settlement agreement. The Company is seeking enforcement of the settlement agreement and is seeking damages in an amount at least equal to the amounts paid to date to LDM under the settlement agreement, which approximates $900,000, as well as damages for lost income and business value as a result of LDM’s breach of the agreement.

In March 2015, we also initiated litigation against PDR Network, LLC in the United States District Court in the District of New Jersey as a result of PDR’s breach of the Master Services Agreement between the parties requiring PDR to exclusively use the Company’s eCoupon solution. The Company asserts that PDR’s acquisition of LDM and the use of the LDM network to distribute coupons by PDR violates the agreement between the parties and is seeking damages in an amount at least equal the amounts paid to date by the Company to LDM under the settlement agreement, which approximates $900,000, as well as damages for lost income and business value as a result of PDR’s actions.

In early 2014 the Company learned that Mr. Milton Wilpon (“Mr. Wilpon”) of New Jersey claimed to have obtained a default judgment for approximately $929,000 in the New Jersey Superior Court, Essex County (the “Judgment”) against a predecessor of the Company and was seeking to amend the Judgment to add the Company as a judgment debtor.   The Judgment was entered in 2006 when the predecessor of the Company was a dormant shell company and the Judgment allegedly related to a settlement agreement that was breached in 2001 (the “Settlement Agreement”).  The Company appeared in the action and filed a motion to vacate the Judgment on several grounds, including that it appeared that the Summons and Complaint were never properly served and that plaintiff had never filed an arbitration as was required by the Settlement Agreement.  In September 2014, the Court granted the Company’s motion and vacated the Judgment in its entirety and dismissed the action.

In December 2014, the Company was served with a copy of a Demand for Arbitration filed by Mr. Wilpon relating to his claims under the Settlement Agreement.  On February 24, 2015, the Company filed an appearance with the AAA objecting to the arbitration on several grounds, including (1) that claims arose in 2001 and are barred by the applicable statute of limitations; (2) plaintiff did not properly serve and file the demand for arbitration and (3) plaintiff has not followed the proper procedure for the appointment of an arbitrator as provided by the Settlement Agreement.   The Company intends vigorously to oppose Mr. Wilpon’s claims.

Revenue-share contracts

The Company has contacts with various Electronic Health Records systems and ePrescribe platforms, whereby we agree to share a portion of the revenue we generate for eCoupons distributed through their networks. These contracts grant audit rights related to the payments to our partners, and in some cases would require us to pay for the audit if the audit determined there was an underpayment and the underpayment meets certain thresholds, such as 10%.